Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (13,038)	¥ (6,756)	¥ (4,429)
Additions	(66,967)	(6,783)	(2,659)
Reversals	1,534	501	332
Balance at end of the year	¥ (78,471)	¥ (13,038)	¥ (6,756)